Accrued expenses and other liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accrued expenses and other liabilities
Accruals	€ 445.5	€ 348.0	€ 422.8
Indirect tax and duties	648.4	576.4	516.0
Unearned Revenue	1,408.3	1,332.8	1,173.9
Total accrued expenses and other liabilities	€ 2,502.2	€ 2,257.2	€ 2,112.7